Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Accumulated other comprehensive income (loss)	Retained earnings	Non - controlling interests
Equity at beginning of period at Dec. 31, 2024	$ 842,033	$ 841,915	$ 21,198	$ 359,280	$ (10,688)	$ 472,125	$ 118
Comprehensive income (loss) for the interim period
Profit for the interim period	78,547	78,409				78,409	138
Other comprehensive income (loss)	5,346	5,346			5,346
Total comprehensive income for the interim period	83,893	83,755			5,346	78,409	138
Equity at end of period at Sep. 30, 2025	925,926	925,670	21,198	359,280	(5,342)	550,534	256
Equity at beginning of period at Dec. 31, 2025	950,385	950,197	21,198	359,280	(4,904)	574,623	188
Comprehensive income (loss) for the interim period
Profit for the interim period	86,634	86,609				86,609	25
Other comprehensive income (loss)	525	525			525
Total comprehensive income for the interim period	87,159	87,134			525	86,609	25
Equity at end of period at Sep. 30, 2026	$ 1,037,544	$ 1,037,331	$ 21,198	$ 359,280	$ (4,379)	$ 661,232	$ 213